REVENUE (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE

An analysis of the Group’s revenue for the reporting periods are as follows:

	Six Months Ended	Six Months Ended
	September 30, 2025	September 30, 2024
	USD	USD
	(Unaudited)	(Unaudited)
At a point-in-time:
Software license fees	1,624,000	-
Customization	38,152	236,189
Advisory service income	93,325	72,800
	1,755,477	308,989
Over time:
Software subscription fees	289,931	211,806
	289,931	211,806
	2,045,408	520,795